Note 7 - Related Party Transactions (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Related Party Transactions (Details) [Line Items]
Accounts Payable, Related Parties	$ 65,917	$ 50,841
Europa International Inc. [Member] | 6% Secured Convertible Notes [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	300,000
Europa International Inc. [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	1,094,167	1,094,167	1,094,167
2.5% Senior Secured Convertible Notes (the "Second Amended Notes") [Member]
Note 7 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	$ 1,094,167